CASH AT BANK (Details Narrative) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019
CASH AT BANK (Details Narrative)
Bank Deposits	$ 5,192,095	$ 6,591,128	$ 0